Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses
Accrued expenses and other current liabilities were comprised of the following (in thousands):

	September 30,	December 31,
	2026	2025
Professional fees	$90	$35
Accrued offering costs	197	—
Franchise taxes	14	6
Compensation	1	3
Other	147	16

Total accrued expenses and other current liabilities	$449	$60

Accrued expenses were comprised of the following as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Professional fees	$35,365	$97,514
Franchise taxes	6,218	9,425
Compensation	2,756	4,023
Other	16,029	11,709

Total	$60,368	$122,671